Preferred stock (Tables)	12 Months Ended
Mar. 31, 2023
Preferred stock
Statement [Line Items]
Schedule of Stock by Class
The composition of preferred stock at March 31, 2021, 2022 and 2023 is as follows:

	2021		2022		2023
Class of stock	Authorized	Issued	Authorized	Issued	Authorized	Issued

	(number of shares)

Class XIV preferred stock	90,000,000	—	90,000,000	—	90,000,000	—
Class XV preferred stock	90,000,000	—	90,000,000	—	90,000,000	—
Class XVI preferred stock	150,000,000	—	150,000,000	—	150,000,000	—